Basis Of Presentation	3 Months Ended
Mar. 31, 2015
Basis Of Presentation
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

        The interim condensed consolidated financial statements include the accounts of Green, together with Green Bank, its subsidiary bank. All intercompany transactions and balances have been eliminated.

        The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial information. In the opinion of management, the interim statements reflect all adjustments necessary for a fair presentation of the financial position, results of operations and cash flows of Green on a consolidated basis and all such adjustments are of a normal recurring nature. These financial statements and the accompanying notes should be read in conjunction with Green's Annual Report on Form 10-K for the year ended December 31, 2014. Operating results for the three months ended March 31, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015 or any other period.

        Organization—Green is a Texas corporation that was incorporated on October 20, 2004. In 2006 Green entered into an agreement and plan of merger with Redstone Bank, National Association, a national banking association located in Houston, Texas, for the purpose of acquiring all of the issued and outstanding stock of Redstone Bank. The acquisition was completed on December 31, 2006, and Green became a bank holding company registered under the BHC Act.

        Green Bank is a national banking association, which was chartered under the laws of the United States of America as a national bank on February 17, 1999, as Redstone Bank. On September 14, 2007, the name was changed to Green Bank. Green Bank provides commercial and consumer banking services in the greater Houston, Dallas, Austin and Louisville metropolitan areas.

        Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of available-for-sale securities, acquired assets and liabilities, goodwill, and fair value.